First Quarter Report
May 31, 2023 (Unaudited)
Columbia Mid Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.5%
Frontier Communications Parent, Inc.(a)	256,129	3,811,199
Iridium Communications, Inc.	144,339	8,666,114
Total		12,477,313
Entertainment 0.2%
World Wrestling Entertainment, Inc., Class A	49,797	5,045,432
Interactive Media & Services 0.2%
TripAdvisor, Inc.(a)	120,376	1,873,051
Ziff Davis, Inc.(a)	54,214	3,200,794
Total		5,073,845
Media 1.0%
Cable One, Inc.	5,539	3,388,926
John Wiley & Sons, Inc., Class A	49,177	1,770,372
New York Times Co. (The), Class A	189,135	6,699,162
Nexstar Media Group, Inc., Class A	43,319	6,537,704
TEGNA, Inc.	256,310	3,970,242
Total		22,366,406
Total Communication Services		44,962,996
Consumer Discretionary 15.1%
Auto Components 1.7%
Adient PLC(a)	109,578	3,691,683
Autoliv, Inc.	89,111	7,262,546
Dana, Inc.	146,569	1,886,343
Fox Factory Holding Corp.(a)	48,556	4,317,600
Gentex Corp.	269,488	7,076,755
Goodyear Tire & Rubber Co. (The)(a)	324,951	4,461,577
Lear Corp.	67,929	8,332,171
Visteon Corp.(a)	32,331	4,318,775
Total		41,347,450
Automobiles 0.4%
Harley-Davidson, Inc.	152,822	4,754,293
Thor Industries, Inc.	61,483	4,812,274
Total		9,566,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.5%
Kohl’s Corp.	126,924	2,325,248
Macy’s, Inc.	311,453	4,232,646
Nordstrom, Inc.	128,731	1,969,584
Ollie’s Bargain Outlet Holdings, Inc.(a)	66,495	3,665,205
Total		12,192,683
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B	4,409	2,489,983
Grand Canyon Education, Inc.(a)	35,235	3,691,219
H&R Block, Inc.	174,936	5,221,839
Service Corp. International	176,692	11,239,378
Total		22,642,419
Hotels, Restaurants & Leisure 3.5%
Aramark	299,277	11,815,456
Boyd Gaming Corp.	91,128	5,807,587
Choice Hotels International, Inc.	31,840	3,613,521
Churchill Downs, Inc.	75,624	10,271,252
Hilton Grand Vacations, Inc.(a)	91,203	3,898,928
Light & Wonder, Inc.(a)	107,613	6,272,762
Marriott Vacations Worldwide Corp.	44,022	5,424,391
Papa John’s International, Inc.	36,932	2,589,302
Penn Entertainment, Inc.(a)	178,199	4,462,103
Texas Roadhouse, Inc.	76,872	8,294,489
Travel + Leisure Co.	93,376	3,405,423
Wendy’s Co. (The)	195,780	4,309,118
Wingstop, Inc.	34,367	6,851,405
Wyndham Hotels & Resorts, Inc.	101,467	6,925,123
Total		83,940,860
Household Durables 1.7%
Helen of Troy Ltd.(a)	27,562	2,653,669
KB Home	93,772	4,063,141
Leggett & Platt, Inc.	152,331	4,643,049
Taylor Morrison Home Corp., Class A(a)	124,469	5,281,220
Tempur Sealy International, Inc.	195,755	6,976,708
2	Columbia Mid Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toll Brothers, Inc.	118,132	7,997,536
TopBuild Corp.(a)	36,729	7,406,770
Total		39,022,093
Leisure Products 1.1%
Brunswick Corp.	83,296	6,288,848
Mattel, Inc.(a)	407,137	7,088,255
Polaris, Inc.	62,588	6,741,353
Topgolf Callaway Brands Corp.(a)	159,265	2,718,654
YETI Holdings, Inc.(a)	99,082	3,623,429
Total		26,460,539
Specialty Retail 3.1%
AutoNation, Inc.(a)	39,294	5,144,370
Dick’s Sporting Goods, Inc.	68,745	8,765,675
Five Below, Inc.(a)	63,774	11,002,290
Foot Locker, Inc.	91,125	2,307,285
GameStop Corp., Class A(a)	290,416	6,984,505
Gap, Inc. (The)	243,233	1,950,729
Lithia Motors, Inc., Class A	31,406	7,326,392
Murphy U.S.A., Inc.	22,987	6,354,066
Restoration Hardware Holdings, Inc.(a)	21,462	5,257,761
Valvoline, Inc.	197,520	7,604,520
Victoria’s Secret & Co.(a)	92,854	1,896,079
Williams-Sonoma, Inc.	76,472	8,680,337
Total		73,274,009
Textiles, Apparel & Luxury Goods 2.1%
Capri Holdings Ltd.(a)	144,416	5,069,002
Carter’s, Inc.	43,840	2,725,533
Columbia Sportswear Co.	40,673	3,002,888
Crocs, Inc.(a)	70,933	7,964,357
Deckers Outdoor Corp.(a)	30,281	14,383,475
PVH Corp.	72,801	6,262,342
Skechers U.S.A., Inc., Class A(a)	154,183	7,920,381
Under Armour, Inc., Class A(a)	216,783	1,563,005
Under Armour, Inc., Class C(a)	217,782	1,433,005
Total		50,323,988
Total Consumer Discretionary		358,770,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.5%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	10,829	3,654,788
Celsius Holdings, Inc.(a)	46,411	5,825,973
Coca-Cola Bottling Co. Consolidated	5,288	3,499,281
Total		12,980,042
Consumer Staples Distribution & Retail 2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	154,438	9,675,541
Casey’s General Stores, Inc.	42,803	9,658,497
Grocery Outlet Holding Corp.(a)	101,696	2,920,709
Performance Food Group, Inc.(a)	179,374	9,917,588
Sprouts Farmers Market, Inc.(a)	121,603	4,202,600
U.S. Foods Holding Corp.(a)	252,080	10,027,742
Total		46,402,677
Food Products 1.5%
Darling Ingredients, Inc.(a)	184,119	11,669,462
Flowers Foods, Inc.	220,720	5,513,586
Ingredion, Inc.	75,469	7,894,057
Lancaster Colony Corp.	22,805	4,483,007
Pilgrim’s Pride Corp.(a)	51,615	1,145,853
Post Holdings, Inc.(a)	61,594	5,233,026
Total		35,938,991
Household Products 0.1%
Energizer Holdings, Inc.	76,311	2,487,739
Personal Care Products 0.4%
BellRing Brands, Inc.(a)	153,449	5,619,302
Coty, Inc., Class A(a)	421,169	4,565,472
Total		10,184,774
Total Consumer Staples		107,994,223
Energy 3.7%
Energy Equipment & Services 0.7%
ChampionX Corp.	228,194	5,764,180
NOV, Inc.	451,254	6,349,144
Valaris Ltd.(a)	69,092	3,988,681
Total		16,102,005

Columbia Mid Cap Index Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream Corp.	384,778	3,928,583
Antero Resources Corp.(a)	317,212	6,474,297
Chord Energy Corp.	47,797	6,836,883
CNX Resources Corp.(a)	195,442	3,019,579
DT Midstream, Inc.	111,147	5,052,743
Equitrans Midstream Corp.	497,178	4,240,928
HF Sinclair Corp.	154,502	6,402,563
Matador Resources Co.	128,957	5,670,239
Murphy Oil Corp.	167,871	5,841,911
PBF Energy, Inc., Class A	131,301	4,833,190
PDC Energy, Inc.	105,856	7,263,839
Range Resources Corp.	277,590	7,597,638
Southwestern Energy Co.(a)	1,267,791	6,047,363
Total		73,209,756
Total Energy		89,311,761
Financials 14.1%
Banks 5.5%
Associated Banc-Corp.	172,732	2,558,161
Bank of Hawaii Corp.	45,764	1,791,661
Bank OZK	126,536	4,375,615
Cadence Bank	209,583	3,764,111
Cathay General Bancorp	83,566	2,443,470
Columbia Banking System, Inc.	238,911	4,785,387
Commerce Bancshares, Inc.	130,675	6,265,866
Cullen/Frost Bankers, Inc.	73,937	7,408,487
East West Bancorp, Inc.	161,920	7,747,872
First Financial Bankshares, Inc.	149,119	3,862,182
First Horizon Corp.	616,457	6,355,672
FNB Corp.	414,108	4,551,047
Fulton Financial Corp.	192,538	2,148,724
Glacier Bancorp, Inc.	127,262	3,667,691
Hancock Whitney Corp.	98,444	3,596,159
Home Bancshares, Inc.	217,345	4,666,397
International Bancshares Corp.	60,653	2,591,096
New York Community Bancorp, Inc.	827,268	8,504,315
Old National Bancorp	336,487	4,179,169
Pinnacle Financial Partners, Inc.	87,883	4,275,508
Prosperity Bancshares, Inc.	104,901	5,998,239
Common Stocks (continued)
Issuer	Shares	Value ($)
South State Corp.	86,960	5,436,739
Synovus Financial Corp.	167,135	4,527,687
Texas Capital Bancshares, Inc.(a)	55,404	2,620,609
UMB Financial Corp.	49,958	2,829,621
United Bankshares, Inc.	154,247	4,537,947
Valley National Bancorp	482,829	3,563,278
Webster Financial Corp.	199,900	7,106,445
Wintrust Financial Corp.	69,807	4,437,631
Total		130,596,786
Capital Markets 1.9%
Affiliated Managers Group, Inc.	43,274	6,018,981
Evercore, Inc., Class A	41,048	4,431,131
Federated Hermes, Inc., Class B	97,116	3,343,704
Interactive Brokers Group, Inc., Class A	118,179	9,126,964
Janus Henderson Group PLC	152,246	4,001,025
Jefferies Financial Group, Inc.	207,852	6,250,110
SEI Investments Co.	117,135	6,627,498
Stifel Financial Corp.	121,024	6,725,304
Total		46,524,717
Consumer Finance 0.4%
FirstCash Holdings, Inc.	43,077	4,244,808
Navient Corp.	116,488	1,764,793
SLM Corp.	276,516	4,219,634
Total		10,229,235
Financial Services 1.6%
Essent Group Ltd.	123,706	5,464,094
Euronet Worldwide, Inc.(a)	54,125	6,029,525
MGIC Investment Corp.	337,096	5,096,892
Voya Financial, Inc.	111,434	7,555,225
Western Union Co. (The)	429,077	4,887,187
WEX, Inc.(a)	50,080	8,305,768
Total		37,338,691
Insurance 4.0%
American Financial Group, Inc.	80,260	9,010,790
Brighthouse Financial, Inc.(a)	78,438	3,157,914
CNO Financial Group, Inc.	131,357	2,851,760
First American Financial Corp.	118,949	6,533,869
Hanover Insurance Group, Inc. (The)	40,897	4,558,380

4	Columbia Mid Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kemper Corp.	73,477	3,180,085
Kinsale Capital Group, Inc.	24,923	7,551,170
Old Republic International Corp.	316,887	7,760,563
Primerica, Inc.	42,388	7,715,464
Reinsurance Group of America, Inc.	76,597	10,723,580
RenaissanceRe Holdings Ltd.	57,671	10,863,486
RLI Corp.	46,490	5,757,786
Selective Insurance Group, Inc.	69,317	6,705,033
Unum Group	214,831	9,334,407
Total		95,704,287
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Annaly Capital Management, Inc.	537,994	10,157,327
Starwood Property Trust, Inc.	355,650	6,241,657
Total		16,398,984
Total Financials		336,792,700
Health Care 9.6%
Biotechnology 1.6%
Arrowhead Pharmaceuticals, Inc.(a)	124,426	4,281,499
Exelixis, Inc.(a)	372,311	7,178,156
Halozyme Therapeutics, Inc.(a)	155,333	5,037,449
Neurocrine Biosciences, Inc.(a)	110,960	9,934,249
United Therapeutics Corp.(a)	52,359	10,981,776
Total		37,413,129
Health Care Equipment & Supplies 3.7%
Enovis Corp.(a)	54,741	2,886,493
Envista Holdings Corp.(a)	187,484	5,978,865
Globus Medical, Inc., Class A(a)	89,443	4,841,550
Haemonetics Corp.(a)	57,955	4,902,993
ICU Medical, Inc.(a)	23,142	4,047,304
Inari Medical, Inc.(a)	55,473	3,350,569
Integra LifeSciences Holdings Corp.(a)	83,473	3,167,800
Lantheus Holdings, Inc.(a)	79,074	6,847,018
LivaNova PLC(a)	61,487	2,722,644
Masimo Corp.(a)	55,556	8,991,183
Neogen Corp.(a)	248,318	4,343,082
Omnicell, Inc.(a)	51,294	3,766,005
Penumbra, Inc.(a)	43,630	13,409,244
QuidelOrtho Corp.(a)	61,457	5,232,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Shockwave Medical, Inc.(a)	41,520	11,421,737
STAAR Surgical Co.(a)	55,379	3,213,090
Total		89,122,026
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.(a)	104,514	7,381,824
Amedisys, Inc.(a)	37,327	2,834,239
Chemed Corp.	17,083	9,118,393
Encompass Health Corp.	114,636	7,109,725
HealthEquity, Inc.(a)	97,234	5,328,423
Option Care Health, Inc.(a)	192,250	5,296,487
Patterson Companies, Inc.	99,245	2,599,227
Progyny, Inc.(a)	86,430	3,219,518
R1 RCM, Inc.(a)	157,901	2,565,891
Tenet Healthcare Corp.(a)	124,212	8,843,894
Total		54,297,621
Life Sciences Tools & Services 1.4%
Azenta, Inc.(a)	79,385	3,433,401
Bruker Corp.	114,899	7,939,521
Medpace Holdings, Inc.(a)	28,939	5,989,505
Repligen Corp.(a)	59,321	9,961,182
Sotera Health Co.(a)	113,432	1,598,257
Syneos Health, Inc.(a)	118,216	4,917,786
Total		33,839,652
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	72,335	9,270,454
Perrigo Co. PLC	154,674	4,943,381
Total		14,213,835
Total Health Care		228,886,263
Industrials 21.8%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	44,008	6,955,904
Hexcel Corp.	96,827	6,680,095
Mercury Systems, Inc.(a)	66,754	2,709,545
Woodward, Inc.	68,615	7,232,707
Total		23,578,251
Air Freight & Logistics 0.3%
GXO Logistics, Inc.(a)	136,292	7,621,449

Columbia Mid Cap Index Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.7%
Advanced Drainage Systems, Inc.	71,857	6,953,602
Builders FirstSource, Inc.(a)	169,076	19,604,362
Carlisle Companies, Inc.	59,411	12,621,273
Fortune Brands Innovations, Inc.	147,325	8,905,796
Lennox International, Inc.	37,081	10,216,186
Owens Corning	107,362	11,415,802
Simpson Manufacturing Co., Inc.	48,937	5,783,864
Trex Company, Inc.(a)	126,067	6,473,540
UFP Industries, Inc.	70,810	5,530,261
Total		87,504,686
Commercial Services & Supplies 1.3%
Brink’s Co. (The)	53,362	3,550,174
Clean Harbors, Inc.(a)	57,772	8,111,189
MSA Safety, Inc.	42,329	5,822,777
Stericycle, Inc.(a)	105,901	4,463,727
Tetra Tech, Inc.	61,146	8,405,741
Total		30,353,608
Construction & Engineering 1.9%
AECOM	159,626	12,458,809
EMCOR Group, Inc.	54,746	9,024,331
Fluor Corp.(a)	163,231	4,335,415
MasTec, Inc.(a)	68,067	6,899,271
MDU Resources Group, Inc.	233,609	6,816,711
Valmont Industries, Inc.	24,507	6,427,451
Total		45,961,988
Electrical Equipment 2.2%
Acuity Brands, Inc.	36,820	5,548,406
EnerSys	46,930	4,564,881
Hubbell, Inc.	61,577	17,393,039
nVent Electric PLC	191,375	8,301,848
Regal Rexnord Corp.	75,994	9,870,861
SunPower Corp.(a)	98,050	1,039,330
Sunrun, Inc.(a)	244,814	4,318,519
Vicor Corp.(a)	25,607	1,417,347
Total		52,454,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.0%
Avis Budget Group, Inc.(a)	28,582	4,795,774
Hertz Global Holdings, Inc.(a)	185,191	2,903,795
Knight-Swift Transportation Holdings, Inc.	184,607	10,151,539
Landstar System, Inc.	41,273	7,238,459
Ryder System, Inc.	57,728	4,550,698
Saia, Inc.(a)	30,400	8,638,464
Werner Enterprises, Inc.	67,546	2,966,620
XPO, Inc.(a)	132,112	6,200,016
Total		47,445,365
Machinery 4.6%
AGCO Corp.	71,129	7,844,106
Chart Industries, Inc.(a)	48,891	5,364,809
Crane Co.	54,823	3,983,439
Crane NXT Co.	54,823	2,885,334
Donaldson Co., Inc.	139,794	8,182,143
Esab Corp.	59,354	3,485,267
Flowserve Corp.	150,143	4,887,155
Graco, Inc.	193,606	14,808,923
ITT, Inc.	95,006	7,235,657
Lincoln Electric Holdings, Inc.	66,329	11,253,378
Middleby Corp. (The)(a)	61,902	8,171,064
Oshkosh Corp.	75,125	5,546,479
Terex Corp.	77,544	3,595,715
Timken Co. (The)	76,047	5,441,163
Toro Co. (The)	120,254	11,764,449
Watts Water Technologies, Inc., Class A	31,379	4,972,003
Total		109,421,084
Marine Transportation 0.2%
Kirby Corp.(a)	68,808	4,923,900
Passenger Airlines 0.1%
JetBlue Airways Corp.(a)	372,071	2,541,245
Professional Services 3.3%
ASGN, Inc.(a)	57,325	3,750,775
CACI International, Inc., Class A(a)	27,006	8,080,735
Concentrix Corp.	49,050	4,301,685
ExlService Holdings, Inc.(a)	37,985	5,733,456
Exponent, Inc.	58,138	5,309,162

6	Columbia Mid Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FTI Consulting, Inc.(a)	39,545	7,434,856
Genpact Ltd.	193,332	7,110,751
Insperity, Inc.	40,875	4,525,680
KBR, Inc.	157,611	9,302,201
ManpowerGroup, Inc.	58,080	4,075,474
MAXIMUS, Inc.	69,816	5,652,303
Paylocity Holding Corp.(a)	47,411	8,190,250
Science Applications International Corp.	62,758	6,108,236
Total		79,575,564
Trading Companies & Distributors 1.2%
GATX Corp.	40,438	4,808,483
MSC Industrial Direct Co., Inc., Class A	54,359	4,887,961
Univar, Inc.(a)	187,446	6,676,826
Watsco, Inc.	38,213	12,395,151
Total		28,768,421
Total Industrials		520,149,792
Information Technology 10.2%
Communications Equipment 0.6%
Calix, Inc.(a)	65,405	3,048,527
Ciena Corp.(a)	170,499	7,969,123
Lumentum Holdings, Inc.(a)	78,693	4,162,860
Total		15,180,510
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.(a)	66,957	8,479,435
Avnet, Inc.	104,976	4,602,148
Belden, Inc.	49,176	4,302,408
Cognex Corp.	198,662	10,918,464
Coherent Corp.(a)	159,641	5,900,331
IPG Photonics Corp.(a)	36,935	4,080,210
Jabil, Inc.	153,106	13,706,049
Littelfuse, Inc.	28,440	7,281,778
National Instruments Corp.	149,998	8,669,884
Novanta, Inc.(a)	41,001	6,789,766
TD SYNNEX Corp.	48,206	4,308,652
Vishay Intertechnology, Inc.	148,848	3,837,301
Vontier Corp.	181,502	5,379,719
Total		88,256,145
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
Kyndryl Holdings, Inc.(a)	235,222	2,954,388
Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc.(a)	74,801	2,941,923
Amkor Technology, Inc.	115,385	2,859,240
Cirrus Logic, Inc.(a)	63,479	4,931,049
Lattice Semiconductor Corp.(a)	157,453	12,802,504
MACOM Technology Solutions Holdings, Inc.(a)	59,320	3,549,116
MKS Instruments, Inc.	65,707	6,393,948
Power Integrations, Inc.	65,467	5,656,349
Silicon Laboratories, Inc.(a)	36,646	5,154,993
SiTime Corp.(a)	18,472	1,831,868
Synaptics, Inc.(a),(b)	45,258	3,893,998
Universal Display Corp.	49,925	7,355,450
Wolfspeed, Inc.(a)	142,930	6,866,357
Total		64,236,795
Software 2.5%
ACI Worldwide, Inc.(a)	129,095	2,944,657
Aspen Technology, Inc.(a)	33,484	5,488,697
Blackbaud, Inc.(a)	51,238	3,758,820
CommVault Systems, Inc.(a)	51,182	3,566,874
Dynatrace, Inc.(a)	249,047	12,698,907
Envestnet, Inc.(a)	63,558	3,325,990
Manhattan Associates, Inc.(a)	71,795	13,025,049
NCR Corp.(a)	158,534	3,757,256
Qualys, Inc.(a)	39,713	5,014,163
Teradata Corp.(a)	116,948	5,480,183
Total		59,060,596
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.(a)	53,608	12,005,511
Xerox Holdings Corp.	128,852	1,812,948
Total		13,818,459
Total Information Technology		243,506,893

Columbia Mid Cap Index Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.2%
Chemicals 2.5%
Ashland, Inc.	57,360	4,868,717
Avient Corp.	98,208	3,584,592
Axalta Coating Systems Ltd.(a)	253,425	7,351,859
Cabot Corp.	64,705	4,430,998
Chemours Co. LLC (The)	170,408	4,514,108
Ingevity Corp.(a)	40,357	1,904,447
NewMarket Corp.	7,690	2,997,716
Olin Corp.	141,347	6,687,127
RPM International, Inc.	148,298	11,832,697
Scotts Miracle-Gro Co. (The), Class A	46,926	2,965,723
Sensient Technologies Corp.	48,293	3,478,545
Westlake Corp.	39,559	4,112,158
Total		58,728,687
Construction Materials 0.3%
Eagle Materials, Inc.	41,417	6,748,072
Containers & Packaging 0.9%
AptarGroup, Inc.	74,998	8,436,525
Greif, Inc., Class A	29,416	1,767,902
Silgan Holdings, Inc.	96,109	4,323,944
Sonoco Products Co.	112,022	6,705,637
Total		21,234,008
Metals & Mining 2.3%
Alcoa Corp.	203,302	6,448,740
Cleveland-Cliffs, Inc.(a)	591,979	8,216,669
Commercial Metals Co.	134,551	5,752,055
MP Materials Corp.(a)	106,060	2,197,563
Reliance Steel & Aluminum Co.	67,424	15,823,064
Royal Gold, Inc.	75,412	9,339,022
United States Steel Corp.	260,323	5,445,957
Worthington Industries, Inc.	34,834	1,955,232
Total		55,178,302
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	82,363	4,819,883
Total Materials		146,708,952
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.9%
Health Care REITs 1.2%
Healthcare Realty Trust, Inc.	437,201	8,136,311
Medical Properties Trust, Inc.	688,111	5,676,916
Omega Healthcare Investors, Inc.	269,109	8,022,139
Physicians Realty Trust	262,226	3,582,007
Sabra Health Care REIT, Inc.	265,346	2,987,796
Total		28,405,169
Hotel & Resort REITs 0.2%
Park Hotels & Resorts, Inc.	258,300	3,342,402
Industrial REITs 1.5%
EastGroup Properties, Inc.	50,060	8,240,377
First Industrial Realty Trust, Inc.	151,797	7,890,408
Rexford Industrial Realty, Inc.	217,254	11,827,308
STAG Industrial, Inc.	206,743	7,194,656
Total		35,152,749
Office REITs 0.7%
Corporate Office Properties Trust	129,151	2,947,226
Cousins Properties, Inc.	174,079	3,467,654
Douglas Emmett, Inc.	201,946	2,342,573
Highwoods Properties, Inc.	120,866	2,499,509
Kilroy Realty Corp.	121,059	3,285,541
Vornado Realty Trust	185,102	2,509,983
Total		17,052,486
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a)	54,525	7,652,038
Residential REITs 0.4%
Apartment Income REIT Corp.	170,863	5,927,237
Independence Realty Trust, Inc.	257,148	4,440,946
Total		10,368,183
Retail REITs 1.5%
Agree Realty Corp.	101,753	6,562,051
Brixmor Property Group, Inc.	344,540	6,901,136
Kite Realty Group Trust	251,701	4,893,067
Macerich Co. (The)	247,269	2,383,673
NNN REIT, Inc.	208,462	8,867,974
Spirit Realty Capital, Inc.	160,441	6,266,826
Total		35,874,727

8	Columbia Mid Cap Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.1%
CubeSmart	257,992	11,465,165
EPR Properties	86,184	3,594,735
Lamar Advertising Co., Class A	100,248	9,010,290
Life Storage, Inc.	97,646	12,439,124
National Storage Affiliates Trust	97,079	3,554,062
PotlatchDeltic Corp.	92,797	4,317,844
Rayonier, Inc.	169,199	4,960,915
Total		49,342,135
Total Real Estate		187,189,889
Utilities 3.7%
Electric Utilities 1.3%
Allete, Inc.	65,668	3,911,843
Hawaiian Electric Industries, Inc.	125,759	4,516,006
IDACORP, Inc.	58,086	6,045,010
OGE Energy Corp.	229,993	8,114,153
PNM Resources, Inc.	98,607	4,528,033
Portland General Electric Co.	102,557	4,997,602
Total		32,112,647
Gas Utilities 1.3%
National Fuel Gas Co.	105,454	5,368,663
New Jersey Resources Corp.	111,305	5,392,727
ONE Gas, Inc.	62,197	5,034,225
Southwest Gas Holdings, Inc.	74,784	4,377,108
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	60,365	3,897,768
UGI Corp.	240,739	6,733,470
Total		30,803,961
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	60,398	5,139,870
Multi-Utilities 0.4%
Black Hills Corp.	74,762	4,556,744
NorthWestern Corp.	66,376	3,756,218
Total		8,312,962
Water Utilities 0.5%
Essential Utilities, Inc.	274,201	11,170,949
Total Utilities		87,540,389
Total Common Stocks (Cost $1,660,584,609)		2,351,814,466

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(c),(d)	28,874,850	28,860,413
Total Money Market Funds (Cost $28,860,408)		28,860,413
Total Investments in Securities (Cost: $1,689,445,017)		2,380,674,879
Other Assets & Liabilities, Net		1,922,886
Net Assets		2,382,597,765

At May 31, 2023, securities and/or cash totaling $3,613,680 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	130	06/2023	USD	31,317,000	—	(474,848)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2023.
Columbia Mid Cap Index Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	12,750,837	57,841,817	(41,732,238)	(3)	28,860,413	(1,581)	380,924	28,874,850
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Mid Cap Index Fund | First Quarter Report 2023

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1QT196_02_N01_(07/23)